Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
The Company

The Company

 Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

The Company's recent activities have included: obtaining a working interest in the La Tortuga project, establishing the local operating entity and commencing related exploration (See Note 7 to the audited consolidated financial statements); concluding the redemption and restructuring of the Company's convertible notes (See Note 12 to the audited consolidated financial statements); implementing its plan to regain compliance with the NYSE-MKT (the "NYSE" or "Exchange") continued listing standards which was denied by the Exchange on March 7, 2013; defending and ultimately settling litigation related to a breach of fiduciary responsibility during the course of a 2008 unsolicited takeover bid (See Note 13 to the audited consolidated financial statements); and since 2009, executing the Company's arbitration claim against Venezuela as well as continued efforts to reach an amicable settlement (See Note 3 to the audited consolidated financial statements). The Company has no revenue producing mining operations at this time. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

Principles of Consolidation

Principles of Consolidation

 These audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise

Development Stage Enterprise

 As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents

Cash and Cash Equivalents

 The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs

Exploration and Development Costs

 Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment

Property, Plant and Equipment

 Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment that has been adjusted to an estimated net realizable value of $19 million which is not being depreciated. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale

Assets Held for Sale

   Long-Lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets

Impairment of Long Lived Assets

 The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency

Foreign Currency

The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation

Stock Based Compensation

 The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Bonus Pool Plan

Bonus Pool Plan

 The Company maintains a Bonus Plan related to the outcome of its arbitration against Venezuela as described in Note 3. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company will not accrue a liability for this Plan until and unless events required for payment under the Plan occur.

Income Taxes

Income Taxes

 The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates

Use of Estimates

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Measurement Uncertainty

Measurement Uncertainty

 The realizable value of the remaining equipment, originally purchased for the Brisas Project, may be different than management's current estimate. Any operations the Company may have are subject to the effects of changes in legal, tax and regulatory regimes, political, labor and economic developments, social and political unrest, currency and exchange controls,  import/export restrictions and government bureaucracy in the countries in which it operates. The Company operates and files tax returns in a number of jurisdictions. The preparation of such tax filings requires considerable judgment and the use of assumptions. Accordingly, the amounts reported could vary in the future.

Net Loss Per Share

Net Loss Per Share

 Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes

Convertible Notes

 Convertible notes are classified as a liability and are initially recorded at their estimated fair value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss

Comprehensive Loss

 Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities and gains and losses on certain derivative instruments. The Company presents comprehensive loss and its components in the audited consolidated statements of comprehensive loss.

Financial Instruments

Financial Instruments

  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and accrued expenses are recorded at amortized cost.

Contingent Value Rights

Contingent Value Rights

  Contingent value rights are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.